Cover Page	Sep. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2020
Entity Registrant Name	DOMO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38553
Entity Tax Identification Number	27-3687433
Entity Address, Address Line One	772 East Utah Valley Drive
Entity Address, City or Town	American Fork
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	801
Local Phone Number	899-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.001 per share
Trading Symbol	DOMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001505952
Amendment Flag	false